Credit facility (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Credit facility
Authorized line of credit	$ 250,000
Amount drawn on line of credit	$ 155,000	$ 0
Prime rate
Credit facility
Spread on variable interest rate	1.00%
Secured First Ranking Movable Hypothec
Credit facility
Secured first ranking movable hypothec on accounts payable and inventory	$ 750,000